Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Similar to 2024, in 2025 we adjusted our equity plan design for our executive officers in an effort to conserve shares available under the plan. During the last completed fiscal year no options, SARs or similar option-like instruments were awarded to our executive officers or any other team member. In the past when we have granted option awards, we granted those options annually on March 15 which is generally within two weeks of when we publicly announce our financial results for the fourth quarter and full fiscal year. Our interim equity grants during the year (for example, to newly hired or promoted team members) occurs on the 15th of the month (or the next business day) following their hire or promotion date.
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic
Information
During fiscal 2025, we did not grant any stock options or similar awards as part of our equity compensation program.
Our fiscal 2025 equity compensation program for executive officers consisted of a mix of PSU and RSU awards. With respect to the timing equity awards, it is our policy to make annual executive equity grants on March 15. Our practice with respect to the timing of annual non-employee Director equity grants is the date of the Annual Meeting. If stock options or similar awards are granted in the future, we intend to avoid granting stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. We have not intentionally timed any prior option, SARs or similar option-
like equity awards to coincide with the release of material non-public information.
Grant Practices Specific to Stock Options
We do not currently grant stock options as part of our equity compensation programs. If stock options were to be granted in the future, the Company would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs, PSUs, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. During fiscal year 2025, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a
Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We do not currently grant stock options as part of our equity compensation programs. If stock options were to be granted in the future, the Company would not grant such options in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock. In addition, we generally do not grant stock options at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs, PSUs, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. During fiscal year 2025, (i) none of our NEOs were awarded stock options with an effective grant date during any period beginning four business days before the filing or furnishing of a
Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Similar to 2024, in 2025 we adjusted our equity plan design for our executive officers in an effort to conserve shares available under the plan. During the last completed fiscal year no options, SARs or similar option-like instruments were awarded to our executive officers or any other team member. In the past when we have granted option awards, we granted those options annually on March 15 which is generally within two weeks of when we publicly announce our financial results for the fourth quarter and full fiscal year. Our interim equity grants during the year (for example, to newly hired or promoted team members) occurs on the 15th of the month (or the next business day) following their hire or promotion date.
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic
Information
During fiscal 2025, we did not grant any stock options or similar awards as part of our equity compensation program.
Our fiscal 2025 equity compensation program for executive officers consisted of a mix of PSU and RSU awards. With respect to the timing equity awards, it is our policy to make annual executive equity grants on March 15. Our practice with respect to the timing of annual non-employee Director equity grants is the date of the Annual Meeting. If stock options or similar awards are granted in the future, we intend to avoid granting stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates. We have not intentionally timed any prior option, SARs or similar option-
like equity awards to coincide with the release of material non-public information.

MNPI Disclosure Timed for Compensation Value	false